3. PROPERTY, PLANT AND EQUIPMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
3. PROPERTY, PLANT AND EQUIPMENT

The following is a summary of property, plant, and equipment—at cost, less accumulated depreciation:

	March 31, 2016 (UNAUDITED)	December 31, 2015
Land	$1,690,000	$1,690,000
Buildings & Building Improvements	692,156	692,156
Furniture & office equipment	288,726	258,702
Containers	4,524,382	4,453,386
Trucks, Machinery, & Equipment	12,209,606	9,948,686

Total cost	19,404,870	17,042,930

Less accumulated depreciation	(3,364,035)	(2,609,190)

Net property and Equipment	$16,040,835	$14,433,740

As of March 31, 2016, the Company has $395,000 of land and building which are held for sale and included in amounts noted above. These held for sale assets were not depreciated during the three months ended March 31, 2016. Depreciation expense for three months ended March 31, 2016 and 2015 was $780,919 and $394,403, respectively.

The following is a summary of property, plant, and equipment—at cost, less accumulated depreciation:

	2015	2014
Land	$1,690,000	$-
Building & Improvements	692,156	-
Furniture & Office Equipment	258,702	240,102
Containers	4,453,386	2,847,205
Truck, Machinery & Equipment	9,948,686	5,523,773
Total Cost	17,042,930	8,611,080
Less accumulated depreciation	(2,609,190)	(956,315)
Net property, plant and Equipment	$14,433,740	$7,654,765

As of December 31, 2015 the Company has $395,000 of land and building which are held for sale and included in amounts noted above. These held for sale assets were not depreciated during the year ending December 31, 2015. Depreciation expense for the years ended December 31, 2015 and 2014 was $1,683,000 and $965,000, respectively.

During 2015 and 2014, the Company assessed these long-term assets, based on estimated future cash flows and concluded that the carrying amount of its long-term assets did not exceed its fair value, therefore the Company did not record any impairment loss on these assets.